Supplementary Statement of Cash Flows Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Supplemental Cash Flow Information [Abstract]
Series B Preferred share common stock dividend (note 5)	$ 75,477	$ 142,358	$ 176,236	$ 790,454
Series B Preferred shares converted to common stock (note 5)	279,051			147,375
Share issuance costs accrued through accounts payable and accrued liabilities	$ 15,884
Deferred financing costs accrued through accounts payable and accrued liabilities	15,873
Non-cash issue costs (note 5)			148,087	424,401
Reclassification of derivative liability to equity upon the exercise of warrants (note 4)				248,409
Reclassification of derivative liability to equity upon the amendment of warrants (note 4)				53,006
Reclassification of stock option liability to equity upon settlement (note 5)				260,969
Conversion of Series B Preferred Stock to common stock (note 5)	$ 279,051			147,375
Income taxes paid
Interest paid